Prospectus [Line Items]
Risk/Return [Heading]	NOMURA HIGH YIELD FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Nomura High Yield Fund (the "Fund") is to achieve current yield and capital growth.
Expense [Heading]	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees [Table]
Shareholder Fees	Nomura High Yield Fund
Redemption Fee for Redemption Within 30 days of Purchase (as a percentage of amount redeemed, if shares redeemed have been held for less than 30 days)	2.00%

Operating Expenses Caption [Text]	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	Nomura High Yield Fund Class I Shares
Management Fees	0.50%
Other Expenses	0.99%
Total Annual Fund Operating Expenses	1.49%
Less Fee Reductions and/or Expense Reimbursements	(0.91%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.58%	[1],[2]
[1]	Nomura Asset Management U.S.A. Inc. ("NAM USA" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.575% of the Fund's average daily net assets until January 29, 2018 (the "Expense Limitation"). NAM USA may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which NAM USA reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time, or (ii) by NAM USA, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on January 29, 2018.
[2]	Rounded to 0.58%.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example	1 Year	3 Years	5 Years	10 Years
Nomura High Yield Fund | Class I Shares | USD ($)	59	381	727	1,701

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 116% of the average value of its portfolio.

Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of high yield bonds (also known as "junk bonds") rated below investment grade by Moody's Investors Services Inc. ("Moody's"), Standard & Poor's Rating Services ("S&P"), or Fitch, Inc. ("Fitch"), or, if unrated, determined to be of comparable quality by Nomura Corporate Research and Asset Management Inc. ("NCRAM" or the "Sub-Adviser"), the Fund's sub-adviser.

The Fund defines high yield bonds to include the following (provided they are unrated or rated below investment-grade or unrated but deemed to be of comparable quality by the Sub-Adviser): bank loans in the form of assignments or participations; payment-in-kind securities; deferred payment securities; fixed, variable and floating rate obligations; asset-backed securities; convertible securities; zero-coupon bonds; and debt obligations. The Fund may invest in new issuances of high yield bonds. The Fund may invest in distressed high yield bonds. The Fund's bank loan investments, limited to up to 20% of its net assets, will usually be loan participations or assignments.

NCRAM anticipates that the Fund will be invested in a portfolio of high yield bonds. Maturity is not a consideration in selecting the Fund's investments. The Fund may engage in active and frequent trading in seeking to achieve its investment objective.

In addition to investing in high yield bonds, NCRAM can invest up to 20% of the Fund's net assets in a wide range of securities, including investment grade bonds, common stock of issuers of any market capitalization, preferred securities and money market instruments.

Up to 20% of the Fund's net assets may be invested in securities not denominated in U.S. dollars. The Fund may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund's foreign investments (U.S. dollar or non-U.S. dollar-denominated) may include companies in, or governments of, emerging market countries.

Risk [Heading]	PRINCIPAL RISKS
Risk Narrative [Text Block]

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

BANK LOANS RISK -- The Fund may invest in bank loans through participations or assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. Investments in unsecured bank loans are subject to a greater risk of loss than investments in bank loans secured by collateral.

Bank loans may not be considered "securities," and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

CONVERTIBLE AND PREFERRED SECURITIES RISK -- Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

CREDIT/DEFAULT RISK -- The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of a below investment-grade security is considered by the rating agency or the Sub-Adviser to be less likely to pay interest and repay principal than an issuer of a higher quality bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DISTRESSED SECURITIES RISK -- Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default.

EQUITY SECURITIES RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN EXPOSURE/EMERGING MARKETS RISK -- The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

FREQUENT TRADING RISK -- The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. Active trading may cause the Fund to incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short-term gains and losses, which affect taxes that must be paid.

HIGH YIELD BOND RISK -- High yield bonds, also referred to as "junk" bonds, involve greater risks of default or downgrade and are more volatile than investment grade securities. High yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of high yield bonds is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default.

INTEREST RATE RISK -- Interest rate risk is the risk that a rise in interest rates will cause a fall in the value of fixed income securities in which the Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Given the historically low interest rate environment, risks associated with rising rates are heightened.

LIQUIDITY RISK -- Insufficient liquidity in the non-investment grade bond or loan market may make it more difficult to dispose of non-investment grade bonds or loans and may cause the Fund to experience sudden and substantial price declines.

MARKET AND SELECTION RISK -- Market risk is the risk that the prices of and the income generated by the Fund's securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Selection risk is the risk that the securities selected by NCRAM will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

PAYMENT-IN-KIND SECURITIES RISK -- Payment-in-kind securities carry additional risk as holders of these types of securities realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. The market price of payment-in-kind securities is affected by interest rate changes to a greater extent, and therefore tends to be more volatile, than that of securities which pay interest in cash.

SMALL AND MEDIUM CAPITALIZATION COMPANY RISK -- The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ZERO COUPON SECURITIES RISK -- While interest payments are not made on zero coupon securities, holders of such securities are deemed to have received income ("phantom income") annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-866-777-7818.

Bar Chart Narrative [Text Block]

The Fund acquired the assets and assumed the historical performance of the High Yield Fund, a series of Nomura Partners Funds, Inc. (the "Predecessor Fund") on December 8, 2014 (the "Reorganization"). Accordingly, the performance shown for periods before December 8, 2014 represents the performance of Class I shares of the Predecessor Fund. The Predecessor Fund's returns in the bar chart and table have not been adjusted to reflect the Fund's expenses. If the Predecessor Fund's performance information had been adjusted to reflect the Fund's expenses, the performance may have been higher or lower for a given period depending on the expenses incurred by the Predecessor Fund for that period.

Bar Chart [Table]
Bar Chart Closing [Text Block]	BEST QUARTER WORST QUARTER 5.65% (5.29)% (06/30/2016) (09/30/2015)
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016
Performance Table Narrative

This table compares the Fund's average annual total returns for the periods ended December 31, 2016 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance [Table]
Average Annual Total Returns - Nomura High Yield Fund - Class I Shares	Label	1 Year	Since Inception	Inception Date
Performance Measure Domain	Return Before Taxes	17.29%	6.22%	Dec. 27, 2012
Return After Taxes on Distributions	Return After Taxes on Distributions	14.30%	2.95%	Dec. 27, 2012
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.65%	3.24%	Dec. 27, 2012
Bank of America Merrill Lynch US High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)	Bank of America Merrill Lynch US High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)	17.49%	5.38%	Dec. 27, 2012